Business combinations - Acquisitions - MeDiNova (Details) - USD ($) $ in Thousands		6 Months Ended
	May 23, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill		$ 854,741		$ 756,260	$ 769,058
Cash outflows		$ 81,631	$ 1,645
MeDiNova
Business Acquisition [Line Items]
Cash	$ 7,719
Property, plant and equipment	670
Operating right-of-use assets	1,888
Goodwill	74,325
Intangible asset	15,069
Accounts receivable	3,488
Unbilled revenue	4,272
Prepayments and other current assets	406
Other receivables	819
Accounts payable	(5,484)
Payments on account	(5,796)
Other liabilities	(5,735)
Non-current lease liabilities	(1,413)
Non-current deferred tax liability	(3,513)
Net assets acquired	86,715
Cash outflows	39,282
Contingent consideration	14,841
Redeemable noncontrolling interest	32,592
Total consideration (including redeemable noncontrolling interest)	$ 86,715